General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Employee benefits expenses	$ (16,815)	$ (10,497)	$ (2,033)
Professional fees	(5,777)	(7,457)	(1,473)
Loss on sale of disposal group	(4,969)
Impairment of intangible assets	(547)
Insurance liability expense	(1,522)	(513)
Other operating expenses	(6,489)	(4,564)	(183)
General and administrative expenses	$ (36,119)	$ (23,031)	$ (3,689)